Investment in equity investee - Additional Information (Details) - USD ($)	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Loss on share of equity investee	$ 408,000
Due from equity method investment	$ 155,000		$ 0
V Click Technology
Schedule Of Equity Method Investments [Line Items]
Equity interest, percentage		49.00%
V Click Technology | VGI
Schedule Of Equity Method Investments [Line Items]
Equity interest, percentage		51.00%